Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2023

	Shares/ Principal	Fair Value
Common Stocks - 97.9%
Aerospace & Defense - 0.6%
Axon Enterprise, Inc. *	480	$107,928
Lockheed Martin Corp.	857	405,130
		513,058
Automobile Components - 0.2%
Lear Corp.	1,052	146,744

Automobiles - 2.3%
General Motors Co.	302	11,078
Tesla, Inc. *	9,355	1,940,788
		1,951,866
Beverages - 2.1%
PepsiCo, Inc.	9,758	1,778,883

Biotechnology - 2.8%
AbbVie, Inc.	3,335	531,499
Amgen, Inc.	2,132	515,411
BioMarin Pharmaceutical, Inc. *	1,143	111,145
Exelixis, Inc. *	5,362	104,077
Horizon Therapeutics PLC *	872	95,170
Incyte Corp. *	4,309	311,412
Neurocrine Biosciences, Inc. *	2,960	299,611
Ultragenyx Pharmaceutical, Inc. *	7,102	284,790
Vertex Pharmaceuticals, Inc. *	362	114,055
		2,367,170
Broadline Retail - 5.9%
Amazon.com, Inc. *	40,031	4,134,802
Coupang, Inc. *	5,820	93,120
eBay, Inc.	16,027	711,118
Etsy, Inc. *	307	34,178
		4,973,218
Building Products - 0.7%
Allegion PLC	3,694	394,261
Trane Technologies PLC	1,102	202,746
		597,007
Capital Markets - 0.6%
Cboe Global Markets, Inc.	975	130,884
Charles Schwab Corp. (The)	1,970	103,189
LPL Financial Holdings, Inc.	757	153,217
S&P Global, Inc.	267	92,053
		479,343
Chemicals - 1.2%
Ecolab, Inc.	5,336	883,268
FMC Corp.	1,444	176,356
		1,059,624
Commercial Services & Supplies - 0.6%
Cintas Corp.	1,088	503,396

Communications Equipment - 0.2%
Juniper Networks, Inc.	4,761	163,874

Construction & Engineering - 0.5%
AECOM	5,263	443,776

Consumer Finance - 0.8%
American Express Co.	4,355	718,357

	Shares/ Principal	Fair Value

Consumer Staples Distribution & Retail - 1.1%
Walmart, Inc.	6,157	$907,850

Distributors - 0.0%†
Genuine Parts Co.	153	25,598

Electrical Equipment - 0.3%
AMETEK, Inc.	1,539	223,663

Electronic Equipment, Instruments & Components - 0.8%
Flex Ltd. *	28,398	653,438

Entertainment - 0.2%
Netflix, Inc. *	231	79,806
ROBLOX Corp., Class A *	1,736	78,085
		157,891
Financial Services - 3.9%
Mastercard, Inc., Class A	4,063	1,476,535
PayPal Holdings, Inc. *	5,163	392,078
Visa, Inc., Class A	6,171	1,391,314
		3,259,927
Food Products - 1.0%
Archer-Daniels-Midland Co.	10,822	862,081

Ground Transportation - 0.3%
Lyft, Inc., Class A *	8,380	77,683
Norfolk Southern Corp.	211	44,732
Uber Technologies, Inc. *	3,805	120,618
		243,033
Health Care Equipment & Supplies - 1.6%
Boston Scientific Corp. *	13,460	673,404
Dexcom, Inc. *	1,241	144,179
IDEXX Laboratories, Inc. *	613	306,549
ResMed, Inc.	1,216	266,292
		1,390,424
Health Care Providers & Services - 4.3%
Cardinal Health, Inc.	2,137	161,343
Cigna Corp. (The)	1,940	495,728
CVS Health Corp.	7,491	556,656
Elevance Health, Inc.	1,605	737,995
Guardant Health, Inc. *	1,099	25,761
UnitedHealth Group, Inc.	3,450	1,630,436
		3,607,919
Health Care Technology - 0.1%
Teladoc Health, Inc. *	2,389	61,875

Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment, Inc. *	4,300	209,883
Darden Restaurants, Inc.	2,732	423,897
Expedia Group, Inc. *	67	6,501
Marriott International, Inc., Class A	66	10,959
Starbucks Corp.	999	104,026
Travel + Leisure Co.	11,180	438,256
Yum! Brands, Inc.	2,607	344,332
		1,537,854

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Household Durables - 0.1%
TopBuild Corp. *	577	$120,097

Household Products - 1.2%
Colgate-Palmolive Co.	2,793	209,894
Procter & Gamble Co. (The)	5,279	784,934
		994,828
Industrial Conglomerates - 0.2%
Honeywell International, Inc.	1,020	194,942

Industrial REITs - 0.2%
Prologis, Inc.	1,299	162,076

Insurance - 1.0%
Aon PLC, Class A	309	97,424
Marsh & McLennan Cos., Inc.	3,174	528,630
MetLife, Inc.	3,371	195,316
		821,370
Interactive Media & Services - 6.0%
Alphabet, Inc., Class A *	20,290	2,104,682
Alphabet, Inc., Class C *	19,313	2,008,552
Match Group, Inc. *	5,054	194,023
Meta Platforms, Inc., Class A *	2,045	433,417
Pinterest, Inc., Class A *	4,708	128,387
Snap, Inc., Class A *	17,147	192,218
		5,061,279
IT Services - 1.5%
Accenture PLC, Class A	2,269	648,503
Gartner, Inc. *	1,075	350,203
VeriSign, Inc. *	546	115,386
Wix.com Ltd. *	1,464	146,107
		1,260,199
Life Sciences Tools & Services - 2.4%
Agilent Technologies, Inc.	6,831	945,001
Danaher Corp.	2,468	622,035
Mettler-Toledo International, Inc. *	21	32,134
Thermo Fisher Scientific, Inc.	723	416,715
		2,015,885
Machinery - 3.3%
Caterpillar, Inc.	971	222,204
Cummins, Inc.	878	209,737
Deere & Co.	2,598	1,072,662
Graco, Inc.	690	50,377
Illinois Tool Works, Inc.	2,845	692,615
Otis Worldwide Corp.	548	46,251
Snap-on, Inc.	205	50,612
Xylem, Inc.	4,285	448,640
		2,793,098
Media - 0.4%
Fox Corp., Class A	10,490	357,185

Oil, Gas & Consumable Fuels - 0.4%
Chevron Corp.	1,141	186,166
ConocoPhillips	100	9,921

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc.	1,048	$120,132
		316,219
Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.	5,639	390,839
Eli Lilly and Co.	1,908	655,245
		1,046,084
Professional Services - 0.5%
Automatic Data Processing, Inc.	2,083	463,738

Real Estate Management & Development - 0.0%†
Zillow Group, Inc., Class A *	49	2,141

Retail REITs - 0.4%
Simon Property Group, Inc.	3,316	371,293

Semiconductors & Semiconductor Equipment - 8.1%
Advanced Micro Devices, Inc. *	3,146	308,339
Analog Devices, Inc.	4,562	899,718
Applied Materials, Inc.	5,835	716,713
Enphase Energy, Inc. *	441	92,734
Intel Corp.	6,328	206,736
KLA Corp.	495	197,589
Lam Research Corp.	169	89,590
Lattice Semiconductor Corp. *	1,240	118,420
MaxLinear, Inc., *	6,850	241,189
Microchip Technology, Inc.	195	16,337
NVIDIA Corp.	12,752	3,542,123
QUALCOMM, Inc.	2,871	366,282
Teradyne, Inc.	75	8,063
Texas Instruments, Inc.	240	44,642
		6,848,475
Software - 18.5%
Adobe, Inc. *	3,313	1,276,731
Autodesk, Inc. *	1,277	265,820
Box, Inc., Class A *	2,135	57,197
Cadence Design Systems, Inc. *	458	96,221
Crowdstrike Holdings, Inc., Class A *	320	43,923
Fortinet, Inc. *	3,727	247,697
Intuit, Inc.	1,928	859,560
Manhattan Associates, Inc. *	2,921	452,317
Microsoft Corp.	31,958	9,213,491
Paycom Software, Inc. *	153	46,514
Paylocity Holding Corp. *	337	66,989
Rapid7, Inc. *	1,163	53,393
RingCentral, Inc., Class A *	7,971	244,471
Salesforce, Inc. *	2,478	495,055
ServiceNow, Inc. *	1,695	787,700
Splunk, Inc. *	2,461	235,961
Synopsys, Inc. *	917	354,191
Tenable Holdings, Inc. *	2,389	113,501
Teradata Corp. *	6,018	242,405
VMware, Inc., Class A *	442	55,184

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

	Shares/ Principal	Fair Value

Software (continued)
Workday, Inc., Class A *	2,137	$441,376
		15,649,697
Specialized REITs - 0.8%
SBA Communications Corp.	2,512	655,808

Specialty Retail - 3.2%
Best Buy Co., Inc.	1,454	113,805
Home Depot, Inc. (The)	2,544	750,785
Lowe's Cos., Inc.	4,721	944,058
Penske Automotive Group, Inc.	316	44,812
TJX Cos., Inc. (The)	10,410	815,728
		2,669,188
Technology Hardware, Storage & Peripherals - 12.8%
Apple, Inc.	61,552	10,149,925
Dell Technologies, Inc., Class C	6,394	257,103
Hewlett Packard Enterprise Co.	2,813	44,811
HP, Inc.	12,692	372,510
		10,824,349
Textiles, Apparel & Luxury Goods - 1.4%
Deckers Outdoor Corp. *	27	12,138
Lululemon Athletica, Inc. *	1,848	673,023
NIKE, Inc., Class B	3,938	482,956
		1,168,117
Trading Companies & Distributors - 0.4%
Herc Holdings, Inc.	2,333	265,728
WW Grainger, Inc.	96	66,126
		331,854
Total Common Stocks
(Cost - $61,163,937)		82,755,791
Short-Term Investments - 2.0%
Money Market Funds - 2.0%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 4.72%(a) (Cost - $1,667,069)	1,667,069	1,667,069

Total Investments - 99.9%
(Cost - $62,831,006)		$84,422,860
Other Assets Less Liabilities - Net 0.1%		83,643
Total Net Assets - 100.0%		$84,506,503

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

PLC	-	Public Limited Company

Global Atlantic BlackRock Disciplined Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2023

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	6	6/16/2023	$1,596,210	$106,892